Provision for post-employment benefits - Movement in Pension Plan Liabilities (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit (liability) asset
Plan liabilities at beginning of year		£ 184.3	£ 206.3
Plan liabilities at end of year		159.0	184.3	£ 206.3
Retirement benefit obligation [member]
Disclosure of net defined benefit (liability) asset
Plan liabilities at beginning of year		1,024.0	1,135.4	1,209.8
Service cost	[1]	14.9	15.5	13.0
Interest cost		26.2	30.7	32.9
Effect of changes in demographic assumptions		(5.9)	(3.8)	(12.7)
Effect of changes in financial assumptions		64.3	(45.2)	17.0
Effect of experience adjustments		(5.1)	(3.8)	(7.9)
Benefits paid	[2]	(140.8)	(75.6)	(79.7)
(Gain)/loss due to exchange rate movements		(22.7)	30.0	(36.4)
Settlement payments	[3]	(47.4)	(70.4)	(1.2)
Transfer to disposal group classified as held for sale		(148.0)
Other	[4]	8.0	11.2	0.6
Plan liabilities at end of year		£ 767.5	£ 1,024.0	£ 1,135.4

[1]	Includes current service cost, past service costs related to plan amendments and (gain)/loss on settlements and curtailments.
[2]	In 2019, there was an amendment to a US defined benefit plan that allowed certain participants to receive immediate lump sum pay-outs, which totalled £69.7 million.
[3]	In 2019 and 2018, the Group completed the transfer of the defined benefit obligations for certain UK plans to an insurer resulting in £47.1 million and £70.4 million, respectively, in settlement payments.
[4]	Other includes acquisitions, disposals, plan participants’ contributions and reclassifications. The reclassifications represent certain of the Group’s defined benefit plans which are included in this note for the first time in the periods presented.